Credit Facilities and Mortgage Notes Payable (Dallas Note Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Member advances, maturity date	Dec. 31, 2013
Dallas Note [Member]
Debt Instrument [Line Items]
Weighted average interest rate for debt	3.73%
Loan agreement amount of loan	10.25
Dallas Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Weighted average interest rate for debt	2.50%
Dallas Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Weighted average interest rate for debt	10.00%